Property, Plant and Equipment	12 Months Ended
Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
8	Property, Plant and Equipment

	Land and land improvements	Buildings	Equipment	Leasehold improvements	Total

Cost as at September 1, 2017	$4,522	$31,951	$35,574	$3,048	$75,095
Additions	17	3,048	5,677	46	8,788
Business combinations (note 3)	–	–	3,105	263	3,368
Disposals	–	(1,413)	(3,651)	(175)	(5,239)
Foreign currency translation adjustment	(180)	(1,240)	(1,617)	(134)	(3,171)
Cost as at August 31, 2018	4,359	32,346	39,088	3,048	78,841
Additions	–	1,116	3,700	164	4,980
Disposals	(192)	(3,378)	(4,623)	(164)	(8,357)
Foreign currency translation adjustment	(76)	(592)	(1,329)	(153)	(2,150)
Cost as at August 31, 2019	$4,091	$29,492	$36,836	$2,895	$73,314

Accumulated depreciation as at September 1, 2017	$1,295	$7,333	$25,207	$1,128	$34,963
Depreciation for the year	48	604	4,420	372	5,444
Disposals	–	(994)	(3,440)	(30)	(4,464)
Foreign currency translation adjustment	(53)	(282)	(1,024)	(53)	(1,412)
Accumulated depreciation as at August 31, 2018	1,290	6,661	25,163	1,417	34,531
Depreciation for the year	47	667	4,391	364	5,469
Disposals	–	(1,452)	(3,673)	(114)	(5,239)
Foreign currency translation adjustment	(53)	(120)	(602)	(36)	(811)
Accumulated depreciation as at August 31, 2019	$1,284	$5,756	$25,279	$1,631	$33,950

Net carrying value as at:
August 31, 2018	$3,069	$25,685	$13,925	$1,631	$44,310
August 31, 2019	$2,807	$23,736	$11,557	$1,264	$39,364

As at August 31, 2018 and 2019, unpaid additions to property, plant and equipment amounted to $1,788,000 and $894,000 respectively.